Preferred Shares	12 Months Ended
Dec. 31, 2022
Statement of changes in equity [abstract]
Preferred Shares

16. PREFERRED SHARES

	PREFERRED SHARES	DIVIDENDS	TOTAL
Balance at January 1, 2020	$221,927	$26,713	$248,640
Issuance, net of related costs	162,401	—	162,401
Accretion of issuance costs	7,751	—	7,751
Dividends accrued	—	23,578	23,578
Fair value adjustment of convertible feature	9,351	—	9,351
Balance at December 31, 2020	401,430	50,291	451,721
Accretion of issuance costs	8,498	—	8,498
Dividends accrued	—	16,156	16,156
Converted to Share Premium from Merger	(409,928)	(66,447)	(476,375)
Balance at December 31, 2021	$-	$-	$-

Series A Preferred Shares

In July 2018, the Company’s Board of Directors authorized the Company to raise up to $300 million through the issue of up to 236,353 new Series A 8% Cumulative Convertible Preferred Shares (“Series A Preferred Shares”).

The outstanding Series A Preferred Shares have been treated as a compound instrument in accordance with IFRS 9 as the Company has a contractual obligation to deliver: i) cash upon maturity; and/or ii) a requirement to deliver A Ordinary shares upon conversion. The Series A Preferred Shares are convertible into A Ordinary shares at the option of the holder and mandatorily convertible into A Ordinary shares upon listing on a public market if at a price above the liquidation preference and accrued and unpaid dividends. Each Series A Preferred Share, including any accrued dividends, is convertible into one A Ordinary share.

In accordance with IFRS 9, the redemption feature qualifies as a liability at fair value with the residual proceeds allocated to conversion feature recorded within equity as Other reserves.

The Series A Preferred Shares accrue an 8% cumulative annual dividend until the earlier of (i) the date seven years from their issue (ii) the date the Preferred Shares are converted in accordance with their terms or (iii) the date the Company is liquidated. No dividends will be paid on the A Ordinary Shares for so long as the Preferred Shares are in issue.

The Series A Preferred Shares carry a preferential right to share in the proceeds of a liquidation of the Company, and will rank senior to the A Ordinary Shares and the Common Shares of the Company on liquidation.

Each of the Series A Preferred Shares shall automatically convert to A Ordinary Shares in connection with an IPO or sale of the Company, provided that the value of an A Ordinary Share at that time is not less than the aggregate of the issue price of such Preferred Share and the dividend accrued on each such Preferred Share. Each Preferred Shareholder may convert their Preferred Shares to A Ordinary Shares at any time.

During 2018, the Company issued a total of 212,718 Series A Preferred Shares. Loan Noteholders of the Company’s 12% Loan Notes were given the opportunity to convert the proceeds of the prepayment of their Loan Notes to subscribe for Series A Preferred Shares. An amount of $39,672, representing the principal and accrued interest, was converted from Loan Notes into Preferred Shares. The issue date fair value of the conversion feature of the Series A Preferred Shares has been recorded as $47,264 in Other reserves (Note 14).

One of the investors in the Series A Preferred Shares had the right to subscribe for an additional $30,000 of Series A Preferred Shares on or before June 18, 2019 at the fair market value on the date of subscription. This option expired in 2019 without being exercised.

In connection with the September 2021 merger (Note 28), all outstanding Series A Preferred Shares converted into A Ordinary Shares on a one to one basis.

Series B Preferred Shares

In October 2020, the Company’s Board of Directors authorized the Company to raise up to $200 million through the issue of up to 40,000 new Series B 8% Cumulative Convertible Preferred Shares (“Series B Preferred Shares”).

The Series B Preferred Shares accrue an 8% cumulative annual dividend until the earlier of (i) the date seven years from their issue (ii) the date the Preferred Shares are converted in accordance with their terms or (iii) the date the Company is liquidated. No dividends will be paid on the A Ordinary Shares for so long as the Preferred Shares are in issue.

The Series B Preferred Shares carry a preferential right to share in the proceeds of a liquidation of the Company, and will rank senior to the A Ordinary Shares and the Common Shares of the Company and pari passu with the Series A Preferred Shares on liquidation.

Each of the Series B Preferred Shares shall automatically convert to Common Shares in connection with an IPO or sale of the Company at a share price not more than the fully diluted share capital divided by $4 billion and not less than the fully diluted share capital divided by $6.4 billion. Each Preferred Shareholder may convert their Preferred Shares to Common Shares at any time.

The variable conversion feature constitutes an embedded derivative as the conversion feature is a component of the host instrument that would allow for the cash flows of the combined instrument to be changed according to the value of a financial variable. In accordance with IFRS 9, the Company has elected to record the entire instrument at fair value through profit or loss. The change in fair value of $nil (2021: $48,956, 2020: $9,351) has been charged to finance expenses.

During 2020, the Company issued a total of 33,008 Series B Preferred Shares for gross proceeds of $164.5 million

In connection with the September 2021 merger (Note 28), Series B Preferred Shares converted into 12,543,492 Common Shares.